Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Retained earnings	Accumulated Other Comprehensive Income(Loss)	Total
Balance at Dec. 31, 2021		$ 37,370,297	$ 6,675,219	$ 78,926,276	$ 9,024,661	$ 131,996,453
Balance (in Shares) at Dec. 31, 2021	47,973,428
Net income				11,193,984		11,193,984
Appropriated statutory surplus reserves			1,892,503	(1,892,503)
Foreign currency translation adjustment					(10,312,615)	(10,312,615)
Balance at Dec. 31, 2022		37,370,297	8,567,722	88,227,757	(1,287,954)	132,877,822
Balance (in Shares) at Dec. 31, 2022	47,973,428
Net income				14,009,913		14,009,913
Appropriated statutory surplus reserves			1,868,227	(1,868,227)
Foreign currency translation adjustment					(3,831,082)	(3,831,082)
Balance at Dec. 31, 2023		37,370,297	10,435,949	100,369,443	(5,119,036)	$ 143,056,653
Balance (in Shares) at Dec. 31, 2023	47,973,428					47,973,428
Net income				11,249,703		$ 11,249,703
Issuance of ordinary shares		8,200,000				8,200,000
Issuance of ordinary shares (in Shares)	2,050,000
Offering cost incurred for initial public offering		(2,572,994)				(2,572,994)
Appropriated statutory surplus reserves			1,651,117	(1,651,117)
Foreign currency translation adjustment					(4,188,370)	(4,188,370)
Balance at Dec. 31, 2024		$ 42,997,303	$ 12,087,066	$ 109,968,029	$ (9,307,406)	$ 155,744,992
Balance (in Shares) at Dec. 31, 2024	50,023,428					50,023,428